UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: June 30, 2010

Institutional Investment Manager Filing this Report:
Name:                     Rosenblum-Silverman-Sutton
Address:                  1388 Sutter Street, Ste 725
                          San Francisco, CA 94109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Report Type            13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934 BARBARA ROSENBLUM

Form 13F Summary Page
Report Summary:
Number of Other Included Manager 0
Form 13F Information Table Entry 62
Form 13F Information Table Value $107574


					Value		Shr/Prn				Invstmnt		Other		Voting Authority
Name of Issuer	Title of Class		Cusip		x $1000		Amt		SH/PRN		Discrtn		Managers		Sole	Shared	None

Accenture Ltd. CL-A	COM		G1151C101		577		14920		SH		Sole		0		0	0	0
Affiliated Mgrs Group	COM		008252108		730		12020		SH		Sole		0		0	0	0
American Tower Corp Cl A	COM		029912201		1,614		36275		SH		Sole		0		0	0	0
Apple Computer	COM		037833100		5,940		23615		SH		Sole		0		0	0	0
Ashland Inc.	COM		044209104		1,517		32675		SH		Sole		0		0	0	0
Atheros Communications Inc.	COM		04743p108		1,201		43600		SH		Sole		0		0	0	0
Bankamerica Corp. New	COM		060505104		1,812		126084		SH		Sole		0		0	0	0
Bed Bath & Beyond	COM		075896100		2,062		55600		SH		Sole		0		0	0	0
Caterpillar Inc.	COM		149123101		1,720		28625		SH		Sole		0		0	0	0
Celgene Corp.	COM		151020104		2,511		49400		SH		Sole		0		0	0	0
ChevronTexaco Corp	COM		166764100		2,040		30065		SH		Sole		0		0	0	0
Cinemark Holdings Inc	COM		17243V102		1,982		150725		SH		Sole		0		0	0	0
Cisco Systems	COM		17275R102		3,893		182669		SH		Sole		0		0	0	0
Cliffs Natural Resources Inc.	COM		18683K101		533		11295		SH		Sole		0		0	0	0
Coach Inc.	COM		189754104		2,863		78330		SH		Sole		0		0	0	0
Collective Brands	COM		19421W100		932		58980		SH		Sole		0		0	0	0
Community Health Systems	COM		203668108		1,269		37520		SH		Sole		0		0	0	0
CVS Caremark Corp 	COM		126650100		2,520		85948		SH		Sole		0		0	0	0
Cybersource Inc.	COM		23251J106		1,761		68966		SH		Sole		0		0	0	0
Dish Network Corp. Cl A	COM		067639743		2,013		110900		SH		Sole		0		0	0	0
EBAY Inc	COM		278642103		1,195		60925		SH		Sole		0		0	0	0
Exxon Mobil Corporation	COM		30231G102		357		6259		SH		Sole		0		0	0	0
Ford Motor Co.	COM		345370860		1,926		191102		SH		Sole		0		0	0	0
Freeport-Mcmoran Cp & Gold Cl B	COM		35671D857		1,344		22722		SH		Sole		0		0	0	0
General Electric	COM		369604103		2,811		194923		SH		Sole		0		0	0	0
Goldman Sachs Group Inc.	COM		38141G104		260		1980		SH		Sole		0		0	0	0
Google Inc.	COM		38259P508		2,898		6513		SH		Sole		0		0	0	0
Hewlett Packard	COM		428236103		1,953		45115		SH		Sole		0		0	0	0
Home Depot	COM		437076102		332		11830		SH		Sole		0		0	0	0
IHS Inc.	COM		451734107		998		17075		SH		Sole		0		0	0	0
Illumina Inc.	COM		452327109		3,648		83813		SH		Sole		0		0	0	0
Intel Corp	COM		458140100		2,941		151216.98		SH		Sole		0		0	0	0
IPC The Hospitalist Company	COM		44984A105		2,135		85074		SH		Sole		0		0	0	0
JP Morgan Chase & Co.	COM		46625H100		1,018		27800		SH		Sole		0		0	0	0
Kinetic Concepts, Inc.	COM		49460W208		1,690		46275		SH		Sole		0		0	0	0
Kohls Corp Wisc Pv	COM		500255104		2,546		53600		SH		Sole		0		0	0	0
Life Technologies Corp.	COM		53217v109		433		9165		SH		Sole		0		0	0	0
Mc Dermott Intl Inc	COM		580037109		1,716		79210		SH		Sole		0		0	0	0
Microsoft	COM		594918104		2,064		89711		SH		Sole		0		0	0	0
MKS Instruments	COM		55306N104		392		20950		SH		Sole		0		0	0	0
National Oilwell Varco Inc.	COM		637071101		1,247		37715		SH		Sole		0		0	0	0
Nuance Communications Inc	COM		669967101		1,522		101800		SH		Sole		0		0	0	0
Oracle Corp.	COM		68389X105		3,643		169754		SH		Sole		0		0	0	0
Perrigo Co.	COM		714290103		1,180		19970		SH		Sole		0		0	0	0
Pfizer Inc.	COM		717081103		436		30610		SH		Sole		0		0	0	0
Polypore International 	COM		73179V103		1,450		63750		SH		Sole		0		0	0	0
Potash Corp.	COM		73755L107		2,563		29724		SH		Sole		0		0	0	0
Psychiatric Solutions	COM		74439h108		911		27850		SH		Sole		0		0	0	0
Royal Dutch Shell PLC-ADR A	COM		780259206		307		6118		SH		Sole		0		0	0	0
Schlumberger Ltd	COM		806857108		354		6389		SH		Sole		0		0	0	0
Scotts Miracle-Gro Co.	COM		810186106		1,068		24050		SH		Sole		0		0	0	0
Sybase Inc.	COM		871130100		282		4367		SH		Sole		0		0	0	0
TD Ameritrade Hldg Corp.	COM		87236Y108		1,096		71633		SH		Sole		0		0	0	0
Teva Pharmaceutical Inds	COM		881624209		4,346		83595		SH		Sole		0		0	0	0
The TJX Companies	COM		872540109		2,149		51225		SH		Sole		0		0	0	0
Thermo Fisher Scientific	COM		883556102		2,628		53576		SH		Sole		0		0	0	0
Treehouse Foods	COM		89469A104		1,183		25900		SH		Sole		0		0	0	0
United Technologies	COM		913017109		3,577		55100		SH		Sole		0		0	0	0
US Airways Group	COM		90341W108		1,028		119400		SH		Sole		0		0	0	0
US Oil Fund	COM		91232N108		404		11900		SH		Sole		0		0	0	0
Visa Inc.	COM		92826c839		3,805		53780		SH		Sole		0		0	0	0
WPP Group PLC Adr	COM		929309409		252		5390		SH		Sole		0		0	0	0

